OTHER LONG-TERM LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Retirement Indemnity Plans, France [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 800	€ 693
Defined Benefit Plan, Expected Amortization, Next Fiscal Year, Total	1
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	1,134	€ 1,062
Defined Benefit Plan, Expected Amortization, Next Fiscal Year, Total	€ 1